Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 022 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Fair Value Hierarchy
The following tables set forth by level and major categorization within the fair value hierarchy, the Plan’s assets at fair value as of December 31:

	2025
	Total	Level 1	Level 2	Level 3
Mutual funds	$552,163,935	$552,163,935	$—	$—
Company stock*	40,128,718	40,128,718	—	—

Total assets in fair value hierarchy	592,292,653	592,292,653	—	—
Common collective trusts**	327,977,770	—	—	—

Total	$920,270,423	$592,292,653	$—	$—

	2024
	Total	Level 1	Level 2	Level 3
Mutual funds	$506,445,493	$506,445,493	$—	$—
Company stock*	63,319,850	63,319,850	—	—

Total assets in fair value hierarchy	569,765,343	569,765,343	—	—
Common collective trusts**	302,198,561	—	—	—

Total	$871,963,904	$569,765,343	$—	$—

*	Includes both Cabot Common ESOP Stock Fund and Cabot Common Stock Fund.

**
In accordance with Subtopic
820-10,
certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statement of Net Assets Available for Benefits.